Interests in joint operations	12 Months Ended
Dec. 31, 2024
Disclosure of joint operations [abstract]
Interests in joint operations	19. Interests in joint operations

Accounting policy
A joint operation is a joint arrangement in which the parties that share joint control have rights to the assets, and obligations for the liabilities, relating to the arrangement.
The following are recognised in the consolidated financial statements in relation to the Group’s interests in joint operations:
•the Group’s share of the jointly controlled assets, classified according to the nature of the assets
•any liabilities that the Group has incurred
•the Group’s share of any liabilities incurred jointly with the other venturers in relation to the joint operation
•any income from the sale or use of the Group’s share of the output of the joint operation, together with the Group’s share of any expenses incurred by the joint operation
•any expenses that the Group has incurred in respect of its interest in the joint operation

Kroondal Mine
The Group’s interests in joint operations included a 50% interest in the Kroondal PSA. On 31 January 2022, Sibanye-Stillwater announced it had entered into an agreement with RPM, through its subsidiary SRPM, which resulted in SRPM assuming full ownership of the Kroondal operation. On 1 November 2023, the sale transaction became effective and the Group assumed full ownership of Kroondal. In accordance with the requirements of IFRS 3, the Group remeasured its interest in Kroondal to fair value at the effective date of the acquisition. This resulted in a gain on remeasurement of R298 million, which was included in other income (see note 8.2). The fair value of the existing interest in the Kroondal joint operation at the date of acquisition was included in calculating the gain on acquisition of R898 million and formed part of the total assets and liabilities acquired in the business combination.
The table below summarises the assets and liabilities after remeasurement to fair value, which were held by the Group through its interest in the Kroondal joint operation, and deemed to be disposed of, at the effective date of the acquisition:

Figures in million – SA rand	Notes	2023
Property, plant and equipment	14	1,027
Right-of-use asset	15	2
Environmental rehabilitation obligation funds	21	260
Other receivables		255
Inventories		97
Trade and other receivables		1,731
Cash and cash equivalents		489
Environmental rehabilitation obligation and other provisions	30.1	(818)
Deferred tax liabilities	11.3	(142)
Other payables		(23)
Cash-settled share-based payment obligations	6.6	(15)
Trade and other payables		(509)
Total fair value of previously held interest		2,354